S000006338 [Member] Expense Example - TCW Emerging Markets Income Fund - Class I-3	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	$ 1,186